Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary share CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 114	¥ 7,701,116	¥ (50,793)	¥ (2,023,292)	¥ 5,627,145
Beginning balance (in shares) at Dec. 31, 2020 | shares	164,888,519
Foreign currency translation adjustments			(73,577)		(73,577)
Net loss				(1,076,481)	(1,076,481)
Share-based compensation of I-Mab		334,723			334,723
Exercise of stock options	¥ 3	24,217			24,220
Exercise of stock options (in shares) | shares	3,735,578
Issuance of ordinary shares for restricted share units	¥ 2	3,112			3,114
Issuance of ordinary shares for restricted share units (in shares) | shares	3,706,767
Exercise of warrants	¥ 3	589,390			589,393
Exercise of warrants (in shares) | shares	4,683,191
Proportionate share of share-based compensation expenses recorded in an equity method affiliate		31,158			31,158
Ending balance at Jun. 30, 2021	¥ 122	8,683,716	(124,370)	(3,099,773)	5,459,695
Ending balance (in shares) at Jun. 30, 2021 | shares	177,014,055
Beginning balance at Dec. 31, 2020	¥ 114	7,701,116	(50,793)	(2,023,292)	5,627,145
Beginning balance (in shares) at Dec. 31, 2020 | shares	164,888,519
Ending balance at Dec. 31, 2021	¥ 126	9,100,777	(186,510)	(4,354,833)	4,559,560
Ending balance (in shares) at Dec. 31, 2021 | shares	183,826,753
Foreign currency translation adjustments			233,561		233,561	$ 34,870
Net loss				(1,046,857)	(1,046,857)	$ (156,292)
Share-based compensation of I-Mab		196,942			196,942
Exercise of stock options	¥ 4	40,167			¥ 40,171
Exercise of stock options (in shares) | shares	6,213,789
Issuance of ordinary shares for restricted share units	¥ 1	(1)
Issuance of ordinary shares for restricted share units (in shares) | shares	1,086,794				6,462,934	6,462,934
Proportionate share of share-based compensation expenses recorded in an equity method affiliate		32,698			¥ 32,698
Ending balance at Jun. 30, 2022	¥ 131	¥ 9,370,583	¥ 47,051	¥ (5,401,690)	¥ 4,016,075	$ 599,585
Ending balance (in shares) at Jun. 30, 2022 | shares	191,127,336